Federated Hermes Government Income Fund
Portfolio of Investments
October 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—95.6%
		Federal Home Loan Mortgage Corporation—26.9%
$ 2,822,710		1.500%, 11/1/2050	$2,736,269
3,644,840		2.000%, 6/1/2050	3,651,130
3,838,229		2.000%, 4/1/2051	3,841,254
8,034,619		3.000%, 1/1/2046	8,601,302
10,423,249		3.000%, 10/1/2050	10,978,439
4,874,852		3.500%, 4/1/2050	5,166,239
7,986,004		3.500%, 4/1/2050	8,534,482
4,129,739		4.000%, 4/1/2049	4,531,136
104,315		4.000%, 6/1/2049	111,520
1,870,864		4.000%, 4/1/2050	2,000,235
106,717		4.500%, 3/1/2024	110,561
212,046		4.500%, 11/1/2039	235,484
295,064		4.500%, 5/1/2040	327,891
447,307		4.500%, 6/1/2040	497,331
87,937		4.500%, 9/1/2040	97,353
50,523		5.000%, 8/1/2023	51,948
1,453		5.500%, 12/1/2021	1,455
424		5.500%, 1/1/2022	424
498		5.500%, 1/1/2022	499
998		5.500%, 1/1/2022	999
458,235		5.500%, 5/1/2034	521,039
17,715		5.500%, 12/1/2035	20,331
63,551		5.500%, 3/1/2036	73,342
186,715		5.500%, 1/1/2038	215,552
84,587		5.500%, 3/1/2038	97,859
66,811		5.500%, 11/1/2038	77,534
64,307		5.500%, 1/1/2039	74,404
64,629		6.000%, 3/1/2038	75,742
15,910		6.500%, 9/1/2029	17,782
28,025		7.000%, 2/1/2031	33,043
28,794		7.000%, 10/1/2031	32,557
21,415		7.000%, 1/1/2032	25,436
31,593		7.000%, 3/1/2032	36,512
52,783		7.500%, 6/1/2027	59,137
4,111		7.500%, 1/1/2031	4,781
65,879		7.500%, 2/1/2031	76,321
		TOTAL	52,917,323
		Federal National Mortgage Association—51.4%
11,992,240		2.000%, 9/1/2050	12,009,186
5,314,159		2.000%, 11/1/2050	5,321,668
5,327,799		2.000%, 5/1/2051	5,331,998
5,927,129		2.500%, 10/1/2050	6,093,023
1,434,427		3.000%, 6/1/2027	1,504,816
915,284		3.000%, 7/1/2027	960,198
1,176,583		3.000%, 8/1/2045	1,243,757

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 9,398,357		3.000%, 10/1/2046	$9,955,494
3,887,493		3.000%, 9/1/2047	4,132,523
8,791,398		3.000%, 3/1/2050	9,241,124
3,468,854		3.500%, 12/1/2041	3,746,390
1,748,660		3.500%, 9/1/2042	1,892,938
210,438		3.500%, 9/1/2042	227,143
560,966		3.500%, 12/1/2042	605,497
4,342,305		3.500%, 5/1/2049	4,657,970
3,694,456		3.500%, 9/1/2049	3,976,187
3,580,265		3.500%, 12/1/2049	3,833,989
3,998,260		3.500%, 12/1/2049	4,272,859
1,868,268		4.000%, 12/1/2031	2,019,644
1,179,162		4.000%, 12/1/2041	1,289,443
5,101,277		4.000%, 12/1/2041	5,595,909
1,072,022		4.000%, 6/1/2042	1,170,608
3,029,663		4.000%, 12/1/2042	3,324,373
1,616,264		4.500%, 9/1/2041	1,794,394
522,644		4.500%, 10/1/2041	578,612
1,056,942		4.500%, 11/1/2041	1,170,126
148,925		4.500%, 11/1/2041	164,872
1,905,488		4.500%, 8/1/2049	2,100,309
54,664		5.000%, 10/1/2023	56,432
33,823		5.000%, 4/1/2024	35,095
579,247		5.000%, 1/1/2040	651,943
232,052		5.500%, 12/1/2035	265,715
748		6.000%, 2/1/2022	750
460,046		6.000%, 2/1/2033	526,874
24,288		6.000%, 5/1/2036	28,322
92,882		6.000%, 7/1/2036	108,487
246,868		6.000%, 1/1/2037	288,159
21,734		6.000%, 9/1/2037	25,417
34,873		6.000%, 9/1/2037	40,822
65,335		6.000%, 6/1/2038	76,242
67,488		6.000%, 8/1/2038	78,878
37,328		6.000%, 10/1/2038	43,764
622		6.500%, 12/1/2027	685
2,660		6.500%, 6/1/2029	3,029
7,794		6.500%, 7/1/2029	8,865
5,672		6.500%, 8/1/2029	6,423
1,339		6.500%, 8/1/2029	1,516
120,822		6.500%, 5/1/2032	139,402
23,747		6.500%, 12/1/2035	28,204
262,480		6.500%, 8/1/2037	314,064
62,843		6.500%, 9/1/2037	75,597
870		7.000%, 7/1/2029	997
1,288		7.000%, 9/1/2029	1,311
117		7.000%, 10/1/2031	127
44,606		7.000%, 11/1/2031	52,923
42,704		7.000%, 12/1/2031	50,694
11,785		7.000%, 12/1/2031	13,983

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 12,491		7.000%, 12/1/2031	$14,677
5,039		7.000%, 1/1/2032	5,936
30,730		7.000%, 2/1/2032	36,587
16,028		7.500%, 7/1/2028	18,342
26,349		7.500%, 8/1/2031	30,984
47,845		8.000%, 12/1/2026	53,288
		TOTAL	101,299,584
		Government National Mortgage Association—4.3%
4,934,777		3.000%, 9/20/2050	5,120,269
130,841		5.500%, 4/15/2034	146,688
327,096		5.500%, 6/15/2034	367,518
42,898		6.000%, 1/15/2032	48,825
134,037		6.000%, 5/15/2036	154,802
4,720		6.500%, 5/15/2027	5,184
3,985		6.500%, 1/15/2029	4,486
10,703		6.500%, 1/15/2029	11,979
5,550		6.500%, 1/20/2029	6,168
3,283		6.500%, 2/15/2029	3,521
1,836		6.500%, 3/20/2029	2,048
2,732		6.500%, 5/20/2029	3,054
6,810		6.500%, 7/20/2029	7,619
3,045		6.500%, 8/20/2029	3,409
1,584		6.500%, 10/20/2029	1,766
3,205		6.500%, 11/20/2029	3,605
2,518		6.500%, 10/20/2030	2,845
3,646		6.500%, 4/20/2031	4,140
2,021		6.500%, 5/20/2031	2,295
10,626		6.500%, 6/20/2031	12,075
2,409		6.500%, 7/15/2031	2,756
708		6.500%, 7/15/2031	813
2,988		6.500%, 7/20/2031	3,398
3,195		6.500%, 10/20/2031	3,638
2,715		6.500%, 11/20/2031	3,093
8,091		6.500%, 1/20/2032	9,206
113,582		6.500%, 10/20/2038	133,205
11,596		7.000%, 6/15/2026	12,660
3,699		7.000%, 6/15/2026	4,028
3,755		7.000%, 12/15/2026	4,090
4,966		7.000%, 6/15/2027	5,422
926		7.000%, 10/15/2027	1,021
2,799		7.000%, 11/15/2027	3,059
3,170		7.000%, 2/15/2028	3,506
8,917		7.000%, 4/15/2028	9,904
2,085		7.000%, 6/15/2028	2,332
14,419		7.000%, 6/15/2028	16,112
7,490		7.000%, 7/15/2028	8,292
12,060		7.000%, 7/15/2028	13,394
40,427		7.000%, 8/15/2028	45,464
4,022		7.000%, 8/15/2028	4,472
801		7.000%, 9/15/2028	889

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 3,252		7.000%, 9/15/2028	$3,630
3,604		7.000%, 10/15/2028	4,042
13,940		7.000%, 10/15/2028	15,530
44,902		7.000%, 11/15/2028	50,671
9,806		7.000%, 12/15/2028	10,957
12,071		7.000%, 12/15/2028	13,644
29,410		7.000%, 12/15/2028	32,376
13,239		7.000%, 12/15/2028	14,778
3,367		7.000%, 1/15/2029	3,796
2,335		7.000%, 1/15/2029	2,642
4,231		7.000%, 1/15/2029	4,709
2,037		7.000%, 1/15/2029	2,168
2,129		7.000%, 1/15/2029	2,394
10,661		7.000%, 1/15/2029	11,978
2,981		7.000%, 1/15/2029	3,266
926		7.000%, 1/15/2029	952
9,699		7.000%, 1/15/2029	10,963
11,920		7.000%, 1/15/2029	13,496
27,280		7.000%, 1/15/2029	30,862
931		7.000%, 2/15/2029	1,040
2,500		7.000%, 2/15/2029	2,825
5,845		7.000%, 2/15/2029	6,596
1,944		7.000%, 2/15/2029	2,189
8,938		7.000%, 2/15/2029	10,078
191		7.000%, 2/15/2029	214
51		7.000%, 2/15/2029	57
1,095		7.000%, 3/15/2029	1,223
6,926		7.000%, 3/15/2029	7,677
2,184		7.000%, 3/15/2029	2,456
540		7.000%, 3/15/2029	611
930		7.000%, 3/15/2029	1,053
1,473		7.000%, 3/15/2029	1,663
950		7.000%, 3/15/2029	1,073
1,437		7.000%, 3/15/2029	1,621
40,265		7.000%, 4/15/2029	45,476
2,209		7.000%, 4/15/2029	2,495
1,000		7.000%, 4/15/2029	1,128
4,360		7.000%, 4/15/2029	4,929
7,561		7.000%, 4/15/2029	8,398
4,649		7.000%, 4/15/2029	4,994
197		7.000%, 4/15/2029	223
2,500		7.000%, 5/15/2029	2,817
598		7.000%, 5/15/2029	674
1,289		7.000%, 5/15/2029	1,389
2,516		7.000%, 5/15/2029	2,840
5,327		7.000%, 6/15/2029	6,031
2,437		7.000%, 6/15/2029	2,768
3,236		7.000%, 6/15/2029	3,639
266		7.000%, 6/15/2029	302
631		7.000%, 6/15/2029	717

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 7,849		7.000%, 6/15/2029	$8,872
698		7.000%, 6/15/2029	787
5,412		7.000%, 7/15/2029	6,102
1,549		7.000%, 7/15/2029	1,689
7,771		7.000%, 7/15/2029	8,812
45,890		7.000%, 7/15/2029	52,119
9,046		7.000%, 7/15/2029	10,282
946		7.000%, 7/15/2029	1,059
1,821		7.000%, 7/15/2029	2,072
5,028		7.000%, 7/15/2029	5,715
1,742		7.000%, 7/15/2029	1,947
6,150		7.000%, 7/15/2029	6,957
868		7.000%, 8/15/2029	985
1,743		7.000%, 8/15/2029	1,984
1,914		7.000%, 8/15/2029	2,159
1,334		7.000%, 8/15/2029	1,518
6,832		7.000%, 8/15/2029	7,703
1,826		7.000%, 9/15/2029	2,066
10,687		7.000%, 9/15/2029	12,029
5,348		7.000%, 9/15/2029	6,092
4,128		7.000%, 9/15/2029	4,691
6,325		7.000%, 9/15/2029	7,183
16,166		7.000%, 12/15/2029	18,258
3,117		7.000%, 12/15/2029	3,517
3,028		7.000%, 1/15/2030	3,456
17,665		7.000%, 1/15/2030	20,181
16,296		7.000%, 2/15/2030	18,100
3,927		7.000%, 2/15/2030	4,483
8,782		7.000%, 2/15/2030	10,040
23,528		7.000%, 2/15/2030	26,897
45,552		7.000%, 3/15/2030	51,735
18,681		7.000%, 3/15/2030	21,150
3,000		7.000%, 4/15/2030	3,432
14,918		7.000%, 6/15/2030	17,101
2,323		7.000%, 6/15/2030	2,655
22,067		7.000%, 8/15/2030	25,297
6,414		7.000%, 8/15/2030	7,256
7,014		7.000%, 9/15/2030	7,567
12,840		7.000%, 10/15/2030	14,678
3,076		7.000%, 10/15/2030	3,264
3,331		7.000%, 11/15/2030	3,831
8,340		7.000%, 2/15/2031	9,593
98,950		7.000%, 2/15/2031	113,590
3,637		7.000%, 3/15/2031	4,166
25,571		7.000%, 3/15/2031	29,374
908		7.000%, 7/15/2031	1,035
357		7.000%, 9/15/2031	405
19,686		7.000%, 10/15/2031	22,729
8,768		7.000%, 11/15/2031	10,123
7,713		7.000%, 1/15/2032	8,696

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 7,699		7.000%, 4/15/2032	$8,808
11,490		7.000%, 5/15/2032	13,281
582		7.000%, 11/15/2032	642
535		7.000%, 1/15/2033	619
133,898		7.500%, 11/15/2027	149,763
114,167		7.500%, 11/15/2027	127,981
437		7.500%, 4/15/2029	494
3,901		7.500%, 7/15/2029	4,304
336		7.500%, 7/15/2029	382
963		7.500%, 8/15/2029	1,096
406		7.500%, 8/15/2029	463
25,185		7.500%, 8/15/2029	28,472
21,471		7.500%, 8/15/2029	24,549
8,317		7.500%, 8/15/2029	9,558
32,187		7.500%, 8/15/2029	37,017
15,997		7.500%, 8/20/2029	18,214
4,069		7.500%, 9/15/2029	4,640
28,068		7.500%, 9/15/2029	32,006
8,620		7.500%, 10/15/2029	9,631
15,951		7.500%, 10/15/2029	18,105
2,885		7.500%, 10/15/2029	3,321
4,653		7.500%, 12/15/2029	5,311
6,588		7.500%, 1/15/2030	7,533
10,059		7.500%, 3/20/2030	11,502
12,985		7.500%, 8/15/2030	14,833
11,203		7.500%, 10/15/2030	13,013
42,025		7.500%, 10/15/2030	45,736
8,750		7.500%, 10/15/2030	10,047
6,331		7.500%, 11/20/2030	7,273
6,777		7.500%, 1/15/2031	7,889
5,527		7.500%, 2/15/2031	6,424
17,069		7.500%, 4/20/2031	19,765
52,308		7.500%, 7/15/2031	60,109
1,437		7.500%, 9/15/2031	1,659
15,048		7.500%, 10/15/2031	17,564
11,054		7.500%, 11/15/2031	12,927
9,197		7.500%, 12/15/2031	10,095
7,820		7.500%, 3/15/2032	9,063
6,135		7.500%, 5/15/2032	7,170
557		8.000%, 11/15/2023	579
24,488		8.000%, 11/15/2027	27,121
17,619		8.000%, 8/15/2029	20,326
62,817		8.000%, 11/15/2029	72,585
26,683		8.000%, 12/15/2029	30,857
2,409		8.000%, 1/15/2030	2,779
12,342		8.000%, 1/15/2030	14,295
439		8.000%, 3/15/2030	447
11,055		8.000%, 4/15/2030	12,842
385		8.000%, 4/15/2030	447
5,856		8.000%, 4/15/2030	6,772

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 650		8.000%, 4/15/2030	$744
5,080		8.000%, 4/15/2030	5,831
2,856		8.000%, 4/15/2030	3,305
1,853		8.000%, 5/15/2030	2,154
1,169		8.000%, 5/15/2030	1,345
226		8.000%, 5/15/2030	257
1,097		8.000%, 5/15/2030	1,270
2,896		8.000%, 5/15/2030	3,361
7,282		8.000%, 5/15/2030	8,359
4,209		8.000%, 6/15/2030	4,680
869		8.000%, 6/15/2030	1,009
880		8.000%, 6/15/2030	1,019
4,041		8.000%, 6/15/2030	4,626
8,002		8.000%, 6/15/2030	9,201
58,395		8.000%, 6/15/2030	67,528
28,661		8.000%, 6/15/2030	33,341
2,739		8.000%, 6/15/2030	2,922
40,523		8.000%, 7/15/2030	47,037
2,263		8.000%, 7/15/2030	2,619
3,712		8.000%, 7/15/2030	4,317
19,020		8.500%, 6/15/2030	21,973
		TOTAL	8,357,739
	[2]	Uniform Mortgage-Backed Securities, TBA—13.0%
11,000,000		2.500%, 11/1/2051	11,298,200
14,000,000		2.500%, 11/20/2051	14,392,412
		TOTAL	25,690,612
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $187,551,668)	188,265,258
		GOVERNMENT AGENCY—1.5%
		Federal Farm Credit System—1.5%
3,000,000		0.700%, 1/27/2027 (IDENTIFIED COST $3,000,000)	2,898,372
		INVESTMENT COMPANY—19.0%
37,476,689		Federated Hermes Government Obligations Fund, Class Premier, 0.03%[3] (IDENTIFIED COST $37,476,689)	37,476,689
		TOTAL INVESTMENT IN SECURITIES—116.1% (IDENTIFIED COST $228,028,357)	228,640,319
		OTHER ASSETS AND LIABILITIES - NET—(16.1)%[4]	(31,647,077)
		TOTAL NET ASSETS—100%	$196,993,242
At October 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Long Bond Long Futures	7	$1,125,906	December 2021	$20,984
[5]United States Treasury Ultra Bond Long Futures	2	$392,813	December 2021	$(3,333)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$17,651
The average notional value of long and short futures contracts held by the Fund throughout the period was $229,541 and $14,901,014, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2021	$8,455,721
Purchases at Cost	$111,801,414
Proceeds from Sales	$(82,780,446)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 10/31/2021	$37,476,689
Shares Held as of 10/31/2021	37,476,689
Dividend Income	$7,203

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of October 31, 2021.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$188,265,258	$—	$188,265,258
Government Agency	—	2,898,372	—	2,898,372
Investment Company	37,476,689	—	—	37,476,689
TOTAL SECURITIES	$37,476,689	$191,163,630	$—	$228,640,319
Other Financial Instruments:[1]
Assets	$20,984	$—	$—	$20,984
Liabilities	(3,333)	—	—	(3,333)
TOTAL OTHER FINANCIAL INSTRUMENTS	$17,651	$—	$—	$17,651

1	Other financial instruments are futures contracts.